Grants	12 Months Ended
Dec. 31, 2018
Grants
Grants

(18)    Grants

Details are as follows:

	Thousands of Euros
	31/12/2018	31/12/2017
Capital grants	11,149	11,010
Interest rate grants (preference loans) (See note 20 (e))	696	812
	11,845	11,822

Interest-rate grants (preference loans) reflect the implicit interest on loans extended by the Spanish Ministry of Science and Technology as these are interest free.

Grants totaling Euros 1,166 thousand have been recognized in the consolidated statement of profit and loss for the year ended at 31 December 2018 (Euros 323 thousand for the year ended at 31 December 2017).